Employee deferred compensation (Details 4)	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 year	Jan. 31, 2012 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2012 2011 Partner Asset Facility (PAF2) year	Dec. 31, 2012 2011 Partner Asset Facility (PAF2) Minimum USD ($) year	Dec. 31, 2012 2011 Partner Asset Facility (PAF2) Maximum	Jan. 31, 2013 Restricted Cash Awards CHF	Jan. 31, 2011 Restricted Cash Awards CHF	Dec. 31, 2012 Restricted Cash Awards year	Jan. 17, 2013 Restricted Cash Awards CHF	Mar. 31, 2012 2008 Partner Asset Facility (PAF) awards year	Dec. 31, 2012 2008 Partner Asset Facility (PAF) awards year	Jun. 30, 2012 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2011 2008 Partner Asset Facility (PAF) awards	Jan. 31, 2011 Adjustable Performance Plan cash awards CHF	Dec. 31, 2012 Adjustable Performance Plan cash awards CHF year	Dec. 31, 2012 Cash Retention Awards (CRA) CHF year	Jan. 31, 2013 Plus Bond awards CHF year	Dec. 31, 2012 Plus Bond awards CHF	Dec. 31, 2012 Plus Bond awards Minimum USD ($)	Jan. 31, 2012 Bank 2011 Partner Asset Facility (PAF2) CHF	Jan. 31, 2011 Bank Adjustable Performance Plan cash awards CHF	Dec. 31, 2012 Bank Adjustable Performance Plan cash awards CHF
Other compensation benefits
Threshold of losses resulting from defaults made by the entity's counterparties in the portfolio				$ 500,000,000															$ 600,000,000
Annual return on balance of the PAF2 awards granted throughout the maturity period (CHF percent)			5.00%
Annual return on balance of the PAF2 awards granted throughout the maturity period (USD percent)			6.50%
Vesting Period (in years)			3					3		3					4	2
Annual negative adjustment outstanding APP awards (as a percent)															15.00%
Total value of awards granted		499,000,000				299,000,000	465,000,000							1,102,000,000				187,000,000		497,000,000	1,099,000,000
The amount of the cash component of variable compensation that must be exceeded to receive Cash Retention Awards (in CHF)																300,000
Loss amount for each negative adjustment to outstanding APP awards															1,000,000,000
Contractual term of PAF2 award (in years)				4	9						8
Percentage of employees electing to exchange their existing awards for new awards												41.00%	35.00%		50.00%							50.00%
Reference rate applied on the notional value of the award granted during the contractual term											LIBOR							LIBOR
Basis points added to reference rate applied on the notional value of the award granted during the contractual term (in basis points)											250
Percentage added to reference rate applied on the notional value of the award granted during the contractual term (in %)																		7.875%
Annual cash payment of the notional value of the awards (as a percent)											20.00%
Estimated unrecognized compensation expense									299,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)			3														3
Moratorium period on early retirement, determined from grant date (in years)	2
Amount of APP cash awards that were converted into APP share awards															498,000,000							479,000,000
Amount relating to the liability of APP cash awards reclassified into total shareholders' equity															453,000,000							435,000,000
Conversion price															16.29
Amount reallocated by employees outside of Investment Banking																	38,000,000
Amount over which PAF holders will bear losses				$ 500,000,000